Noninterest Expense (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Noninterest Expense [Abstract]
Noninterest Expense
The following table provides a breakdown of noninterest expense presented on the consolidated income statement.

Noninterest expense
(in millions)	2013	2012	2011
Staff:
Compensation	$3,620	$3,531	$3,567
Incentives	1,384	1,280	1,262
Employee benefits	1,015	950	897
Total staff	6,019	5,761	5,726
Professional, legal and other purchased services	1,252	1,222	1,217
Net occupancy	629	593	624
Software	596	524	485
Distribution and servicing	435	421	416
Furniture and equipment	337	331	330
Business development	317	275	261
Sub-custodian	280	269	298
Communications	131	141	173
Clearing	130	127	135
Litigation	24	488	210
Other	768	726	629
Amortization of intangible assets	342	384	428
Merger and integration and restructuring charges	46	71	180
Total noninterest expense	$11,306	$11,333	$11,112